Derivatives	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives	Derivatives
The Company’s objectives for holding or issuing derivatives are as follows:
Foreign Exchange Forward Contracts—The Company utilizes foreign exchange forward contracts as part of its overall currency risk management and investment strategies.
Futures Contracts and Foreign Currency Option Contracts —The Company uses exchange traded treasury note futures contracts to manage portfolio duration and equity futures to hedge certain investments. The Company utilizes foreign currency option contracts to mitigate foreign currency risk.
Insurance-linked Securities—The Company enters into various derivatives for which the underlying risks reference parametric weather risks and pandemic outbreaks, in addition to longevity total return swaps for which the underlying risks reference longevity risks.
Total Return and Interest Rate Swaps—The Company enters into total return swaps referencing certain investments in Other invested assets. The Company enters into interest rate swaps to mitigate the interest rate risk on certain of the total return swaps and certain fixed maturity investments.
TBAs—The Company utilizes TBAs as part of its overall investment strategy and to enhance investment performance.
There were no derivatives designated as hedges for the years ended December 31, 2020 and 2019. The net fair values of derivatives included in Other invested assets within the Company’s Consolidated Balance Sheets and the related net notional exposures at December 31, 2020 and 2019 were as follows (in thousands of U.S. dollars):

	Asset derivatives at fair value	Liability derivatives at fair value	Net derivatives
December 31, 2020			Fair value	Net notional exposure
Derivatives not designated as hedges
Foreign exchange forward contracts	$7,309	$(10,698)	$(3,389)	$3,843,436
Insurance-linked securities (1)	3,074	(2,000)	1,074	18,850
Total return swaps	797	(3,152)	(2,355)	31,580
Interest rate swaps (2)	—	(17,509)	(17,509)	—
Other	419	—	419	—
Total derivatives not designated as hedges	$11,599	$(33,359)	$(21,760)

	Asset derivatives at fair value	Liability derivatives at fair value	Net derivatives
December 31, 2019			Fair value	Net notional exposure
Derivatives not designated as hedges
Foreign exchange forward contracts	$4,363	$(5,643)	$(1,280)	$3,028,063
Foreign currency option contracts	266	—	266	—
Insurance-linked securities (1)	2,728	(3,871)	(1,143)	46,250
Total return swaps	1,448	(2,962)	(1,514)	31,641
Interest rate swaps (2)	—	(12,378)	(12,378)	—
Total derivatives not designated as hedges	$8,805	$(24,854)	$(16,049)

(1)Insurance-linked securities include longevity swaps for which the notional amounts are not reflective of the overall potential exposure of the swaps. The net notional exposure above includes the Company's best estimate of the present value of future expected claims.
(2)The Company enters into interest rate swaps to mitigate notional exposures on certain total return swaps and certain fixed maturities. The net notional exposure for interest rate swaps above relates to fixed maturities.
The gains and losses in the Consolidated Statements of Operations for derivatives not designated as hedges for the years ended December 31, 2020, 2019 and 2018 were as follows (in thousands of U.S. dollars):

	2020	2019	2018
Foreign exchange forward contracts	$(32,611)	$(41,171)	$45,143
Total included in Net foreign exchange (losses) gains	$(32,611)	$(41,171)	$45,143
Futures contracts	$—	$(9,952)	$11,043
Insurance-linked securities	(2,341)	(4,381)	6,134
Total return swaps	(845)	—	—
Interest rate swaps	(5,131)	(5,230)	2,332
TBAs	(510)	—	(13,614)
Other	1,376	463	—
Total included in Net realized and unrealized investment gains (losses)	$(7,451)	$(19,100)	$5,895
Total derivatives not designated as hedges	$(40,062)	$(60,271)	$51,038
Offsetting of Derivatives
The gross and net fair values of derivatives that are subject to offsetting in the Consolidated Balance Sheets at December 31, 2020 and 2019 were as follows (in thousands of U.S. dollars):

		Gross amounts offset in the balance sheet	Net amounts of assets/liabilities presented in the balance sheet	Gross amounts not offset in the balance sheet
December 31, 2020	Gross amounts recognized (1)			Financial instruments	Cash collateral received/pledged	Net amount
Total derivative assets	$11,599	$—	$11,599	$—	$(26,853)	$(15,254)
Total derivative liabilities	$(33,359)	$—	$(33,359)	$—	$11,503	$(21,856)

December 31, 2019
Total derivative assets	$8,805	$—	$8,805	$—	$(19,537)	$(10,732)
Total derivative liabilities	$(24,854)	$—	$(24,854)	$—	$2,977	$(21,877)

(1)Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.